================================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-4563

                    Oppenheimer Limited-Term Government Fund
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                               Arthur S. Gabinet
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                     Date of fiscal year end: September 30

                      Date of reporting period: 12/30/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   DECEMBER 30, 2011* (UNAUDITED)

                                                                              PRINCIPAL
                                                                               AMOUNT        VALUE
                                                                             -----------  -----------
ASSET-BACKED SECURITIES-1.7%
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through
   Certificates, Series 2004-W8, Cl. A2, 1.254%, 5/25/34(1)                  $ 6,830,731  $ 5,758,012
Countrywide Home Loans, Asset-Backed Certificates, Series
   2005-16, Cl. 2AF2, 5.377%, 5/1/36(1)                                        4,669,092    3,587,060
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed
   Certificates, Series 2006-25, Cl. 2A2, 0.414%, 6/25/47(1)                   3,515,769    3,108,790
DSC Floorplan Master Owner Trust, Automobile Receivable
   Nts., Series 2011-1, Cl. A, 3.91%, 3/15/16                                  4,000,000    4,054,189
DT Auto Owner Trust 2011-1A, Automobile Receivable Nts.,
   Series 2011-1A, Cl. C, 3.05%, 8/15/15(2)                                    5,690,000    5,700,891
GMAC Mortgage Servicer Advance Funding Ltd., Asset-
   Backed Nts., Series 2011-1A, Cl. A, 3.72%, 2/15/23(2)                       4,450,000    4,449,674
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-
   Through Certificates, Series 2005-6, Cl. A3, 5.68%, 1/1/36                  1,443,518    1,250,101
Santander Drive Auto Receivables Trust 2011-S1A,
   Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%,
   5/15/17(3)                                                                  1,933,465    1,916,547
                                                                                          -----------
Total Asset-Backed Securities (Cost $32,554,872)                                           29,825,264
MORTGAGE-BACKED OBLIGATIONS-75.8%
GOVERNMENT AGENCY-67.9%
FHLMC/FNMA/FHLB/SPONSORED-62.7%
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                    223,395      236,834
4.50%, 1/1/42(4)                                                              33,870,000   35,896,906
6%, 5/15/18-10/15/29                                                          10,750,144   11,822,072
6.50%, 4/15/18-4/1/34                                                          5,722,021    6,367,655
7%, 8/15/16-10/1/37                                                            3,227,556    3,700,962
7.50%, 1/1/32-9/15/33                                                          6,880,704    8,229,048
8%, 4/1/16                                                                       713,731      773,556
8.50%, 3/15/31                                                                   157,588      193,574
9%, 8/1/22-5/1/25                                                                252,002      290,644
10%, 8/16/21                                                                      48,124       49,976
11%, 12/15/20                                                                     57,946       68,846
11.50%, 6/15/20-12/3/20                                                           86,652       94,366
11.75%, 1/15/16-4/15/19                                                            1,754        1,767
12%, 6/15/15                                                                       5,542        5,705
12.50%, 7/15/19                                                                   17,101       18,631
13%, 8/15/15                                                                      27,359       29,817
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
   Investment Conduit Multiclass Pass-Through Certificates:
Series 1095, Cl. D, 0.963%, 6/15/21(1)                                             9,289        9,290
Series 151, Cl. F, 9%, 5/15/21                                                    38,610       44,188
Series 1695, Cl. F, 2.588%, 3/15/24(1)                                         2,262,355    2,375,145
Series 2006-11, Cl. PS, 23.49%, 3/25/36(1)                                     1,728,822    2,414,222
Series 2035, Cl. PC, 6.95%, 3/15/28                                            1,430,476    1,654,084
Series 2084, Cl. ZC, 6.50%, 8/15/28                                              804,734      906,698
Series 2116, Cl. ZA, 6%, 1/15/29                                               1,240,624    1,398,076
Series 2122, Cl. FD, 0.628%, 2/15/29(1)                                        1,133,871    1,134,997
Series 2132, Cl. FN, 1.17%, 3/15/29(1)                                         1,789,196    1,809,244

1 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   DECEMBER 30, 2011* (UNAUDITED)

                                                                              PRINCIPAL
                                                                               AMOUNT        VALUE
                                                                             -----------  -----------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 2148, Cl. ZA, 6%, 4/15/29                                             $ 2,179,027  $ 2,417,260
Series 2195, Cl. LH, 6.50%, 10/15/29                                           2,863,142    3,347,744
Series 2220, Cl. PD, 8%, 3/15/30                                                 359,163      428,777
Series 2281, Cl. Z, 6.50%, 2/15/31                                             4,096,335    4,700,172
Series 2319, Cl. BZ, 6.50%, 5/15/31                                            6,131,803    6,924,736
Series 2326, Cl. ZP, 6.50%, 6/15/31                                            1,337,859    1,550,100
Series 2344, Cl. FP, 1.228%, 8/15/31(1)                                          984,685      998,901
Series 2368, Cl. TG, 6%, 10/15/16                                                206,880      219,237
Series 2392, Cl. FB, 0.878%, 1/15/29(1)                                          312,691      315,059
Series 2396, Cl. FE, 0.878%, 12/15/31(1)                                         436,755      440,266
Series 2401, Cl. FA, 0.928%, 7/15/29(1)                                          420,071      424,062
Series 2464, Cl. FI, 1.278%, 2/15/32(1)                                          715,516      726,078
Series 2470, Cl. LF, 1.278%, 2/15/32(1)                                          732,035      745,527
Series 2471, Cl. FD, 1.278%, 3/15/32(1)                                        1,096,657    1,115,486
Series 2481, Cl. AF, 0.828%, 3/15/32(1)                                          640,549      644,555
Series 2500, Cl. FD, 0.778%, 3/15/32(1)                                          793,511      797,408
Series 2504, Cl. FP, 0.778%, 3/15/32(1)                                        1,246,892    1,252,383
Series 2526, Cl. FE, 0.678%, 6/15/29(1)                                        1,027,013    1,030,626
Series 2530, Cl. FD, 0.778%, 2/15/32(1)                                        1,426,617    1,434,457
Series 2538, Cl. F, 0.878%, 12/15/32(1)                                          188,441      189,744
Series 2550, Cl. FI, 0.628%, 11/15/32(1)                                         809,563      810,108
Series 2551, Cl. FD, 0.678%, 1/15/33(1)                                        1,036,074    1,039,196
Series 2627, Cl. KM, 4.50%, 6/1/18                                             3,000,000    3,215,805
Series 2676, Cl. KY, 5%, 9/15/23                                               4,565,364    4,990,911
Series 2838, Cl. EH, 4.50%, 6/1/18                                             4,084,893    4,120,797
Series 2843, Cl. A, 4.96%, 9/1/31                                             14,723,119   14,976,803
Series 2915, Cl. GA, 4.50%, 12/1/21                                              319,877      319,987
Series 3013, Cl. GA, 5%, 6/1/34                                                5,901,080    6,199,698
Series 3025, Cl. SJ, 23.73%, 8/15/35(1)                                          388,058      554,928
Series 3094, Cl. HS, 23.363%, 6/15/34(1)                                       1,003,097    1,358,144
Series 3134, Cl. FA, 0.578%, 3/15/36(1)                                       14,118,039   14,081,014
Series 3197, Cl. AN, 5.50%, 8/1/13                                             1,056,677    1,060,200
Series 3242, Cl. QA, 5.50%, 3/1/30                                               499,064      501,231
Series 3342, Cl. FT, 0.728%, 7/15/37(1)                                        7,219,189    7,227,737
Series 3647, Cl. BD, 3%, 12/1/19                                              30,316,325   31,092,410
Series 3803, Cl. YP, 4.50%, 2/1/41                                             3,486,686    3,614,411
Series 3804, Cl. WJ, 3%, 3/1/39                                               24,010,470   24,905,337
Series 3822, Cl. JA, 5%, 6/1/40                                                1,675,771    1,814,773
Series 3848, Cl. WL, 4%, 4/1/40                                                5,827,002    6,159,133
Series 3917, Cl. BA, 4%, 6/1/38                                               10,534,116   11,025,765
Series R013, Cl. AB, 6%, 12/1/21                                               1,122,664    1,141,617
Federal Home Loan Mortgage Corp.,
   Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 13.414%, 2/1/28(5)                                           430,385       82,291
Series 205, Cl. IO, 13.308%, 9/1/29(5)                                         2,763,615      478,750
Series 206, Cl. IO, 0%, 12/1/29(5,6)                                             125,725       22,863
Series 2074, Cl. S, 62.113%, 7/17/28(5)                                          611,879      131,052
Series 2079, Cl. S, 73.258%, 7/17/28(5)                                        1,027,216      221,527
Series 243, Cl. 6, 0%, 12/15/32(5,6)                                           1,171,056      212,714

2 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   DECEMBER 30, 2011* (UNAUDITED)

                                                                              PRINCIPAL
                                                                               AMOUNT        VALUE
                                                                             -----------  ------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 2493, Cl. S, 56.09%, 9/15/29(5)                                       $   733,308  $    155,281
Series 2526, Cl. SE, 39.463%, 6/15/29(5)                                       1,418,944       286,396
Series 2795, Cl. SH, 13.47%, 3/15/24(5)                                        9,427,333     1,218,677
Series 2796, Cl. SD, 61.824%, 7/15/26(5)                                         296,936        58,312
Series 2819, Cl. S, 52.354%, 6/15/34(5)                                       13,079,517     2,653,867
Series 2835, Cl. BS, 32.126%, 12/15/28(5)                                      8,662,354       731,013
Series 2920, Cl. S, 63.239%, 1/15/35(5)                                        6,855,761     1,161,927
Series 3110, Cl. SL, 99.999%, 2/15/26(5)                                       1,054,548       135,158
Federal Home Loan Mortgage Corp., Principal-Only Stripped
   Mtg.-Backed Security:
   Series 216, Cl. PO, 9.90%, 12/1/31(7)                                         913,252       863,051
Series 219, Cl. PO, 10.429%, 3/1/32(7)                                         2,497,921     2,358,607
Federal Home Loan Mortgage Corp., Stripped Mtg.-Backed
   Security, Series 237, Cl. F16, 0.778%, 5/15/36(1)                          11,156,735    11,224,366
Federal National Mortgage Assn.:
3.50%, 8/1/40                                                                  3,861,465     3,975,013
3.50%, 1/1/27(4)                                                              48,000,000    50,205,000
4%, 5/1/19                                                                     1,655,451     1,746,972
4%, 1/1/42(4)                                                                 52,490,000    55,155,510
4.50%, 5/25/18-6/1/20                                                         14,026,831    15,031,206
4.50%, 1/1/27-1/1/42(4)                                                       61,948,000    65,950,528
5%, 2/25/18-7/25/22                                                           39,916,588    43,127,015
5%, 1/1/42(4)                                                                 69,690,000    75,297,885
5.50%, 11/1/21-1/1/36                                                         10,133,998    11,076,479
5.50%, 1/1/27-1/1/42(4)                                                       33,635,000    36,596,157
5.915%, 1/25/12                                                                2,194,145     2,195,429
6%, 3/25/17-2/1/40                                                            20,704,554    22,799,214
6%, 1/1/42(4)                                                                 15,185,000    16,722,486
6%, 8/1/34(8)                                                                  1,694,537     1,889,204
6.50%, 6/25/17-1/1/34                                                         26,158,650    29,615,939
7%, 7/25/13-2/25/36                                                           16,880,221    19,461,934
7.50%, 2/25/27-8/25/33                                                        19,330,362    22,991,719
8%, 6/25/17                                                                          615           687
8.50%, 7/1/32                                                                     95,716       117,039
9%, 8/25/19                                                                        6,736         7,868
9.50%, 11/25/21                                                                    5,769         6,678
11%, 11/25/15-8/13/19                                                            276,675       312,052
11.25%, 3/10/16                                                                   39,486        45,137
11.50%, 8/8/19                                                                    33,733        37,872
12%, 1/25/16-8/25/16                                                              50,501        53,035
12.50%, 8/25/15-12/25/15                                                          24,109        24,847
13%, 9/8/15-8/25/26                                                               65,747        68,570
Federal National Mortgage Assn., 15 yr., 3%, 1/1/27(4)                        98,745,000   102,000,494
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
   Investment Conduit Multiclass Pass-Through Certificates:
Trust 1988-7, Cl. Z, 9.25%, 4/25/18                                               44,763        50,003
Trust 1991-109, Cl. Z, 8.50%, 9/25/21                                             27,783        32,692
Trust 1992-34, Cl. G, 8%, 3/25/22                                                 15,254        15,461
Trust 1997-16, Cl. PD, 7%, 3/18/27                                             2,528,977     2,919,698
Trust 1998-59, Cl. Z, 6.50%, 10/25/28                                            266,060       304,868

3 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   DECEMBER 30, 2011* (UNAUDITED)

                                                                              PRINCIPAL
                                                                               AMOUNT        VALUE
                                                                             -----------  -----------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                       $ 1,553,149  $ 1,780,365
Trust 2001-69, Cl. PF, 1.294%, 12/25/31(1)                                     1,616,558    1,654,895
Trust 2002-12, Cl. PG, 6%, 3/25/17                                             5,563,295    6,017,009
Trust 2002-19, Cl. PE, 6%, 4/25/17                                               446,369      476,314
Trust 2002-29, Cl. F, 1.294%, 4/25/32(1)                                         787,935      806,475
Trust 2002-39, Cl. FD, 1.285%, 3/18/32(1)                                      1,188,887    1,214,690
Trust 2002-52, Cl. FD, 0.794%, 9/25/32(1)                                        991,131      997,823
Trust 2002-53, Cl. FY, 0.794%, 8/25/32(1)                                      1,005,489    1,012,128
Trust 2002-64, Cl. FJ, 1.294%, 4/25/32(1)                                        242,828      248,541
Trust 2002-65, Cl. FB, 1.294%, 7/25/32(1)                                      1,533,521    1,569,684
Trust 2002-68, Cl. FH, 0.785%, 10/18/32(1)                                       484,720      488,019
Trust 2002-77, Cl. TF, 1.285%, 12/18/32(1)                                     3,178,622    3,252,638
Trust 2002-82, Cl. FE, 1.294%, 12/25/32(1)                                     1,393,876    1,426,461
Trust 2002-9, Cl. PC, 6%, 3/25/17                                              3,154,106    3,429,244
Trust 2002-90, Cl. FJ, 0.794%, 9/25/32(1)                                        510,550      513,927
Trust 2002-90, Cl. FM, 0.794%, 9/25/32(1)                                        490,914      494,161
Trust 2003-111, Cl. HF, 0.694%, 5/25/30(1)                                     1,965,291    1,966,490
Trust 2003-116, Cl. FA, 0.694%, 11/25/33(1)                                      636,004      639,115
Trust 2003-130, Cl. CS, 13.513%, 12/25/33(1)                                   1,653,217    1,919,219
Trust 2003-21, Cl. FK, 0.694%, 3/25/33(1)                                         78,349       78,682
Trust 2003-26, Cl. XF, 0.744%, 3/25/23(1)                                      3,886,019    3,902,808
Trust 2003-33, Cl. LF, 0.644%, 7/25/17(1)                                        544,267      544,688
Trust 2003-44, Cl. CB, 4.25%, 3/1/33                                           2,024,751    2,135,500
Trust 2003-45, Cl. AB, 3.75%, 5/1/33                                             529,315      546,180
Trust 2004-101, Cl. BG, 5%, 1/25/20                                            6,152,517    6,590,327
Trust 2004-29, Cl. QG, 4.50%, 12/1/32                                          5,000,000    5,397,585
Trust 2004-7, Cl. J, 4%, 7/1/17                                                2,754,220    2,787,818
Trust 2004-72, Cl. FB, 0.794%, 9/25/34(1)                                      3,582,387    3,596,073
Trust 2004-9, Cl. AB, 4%, 7/1/17                                                 335,095      338,039
Trust 2004-91, Cl. AH, 4.50%, 5/1/29                                             790,340      791,135
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                            6,085,561    7,053,928
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                                        8,786,788    9,967,625
Trust 2005-12, Cl. JC, 5%, 6/1/28                                              1,125,927    1,129,109
Trust 2005-45, Cl. XA, 0.634%, 6/25/35(1)                                      4,314,665    4,307,627
Trust 2005-5, Cl. AB, 5%, 4/1/32                                               5,482,897    5,746,495
Trust 2005-53, Cl. WC, 5%, 8/1/18                                              1,283,634    1,292,586
Trust 2005-67, Cl. BF, 0.644%, 8/25/35(1)                                      3,712,203    3,697,218
Trust 2005-69, Cl. LE, 5.50%, 11/1/33                                          6,418,116    6,705,853
Trust 2005-85, Cl. FA, 0.644%, 10/25/35(1)                                     8,510,510    8,471,470
Trust 2006-46, Cl. SW, 23.123%, 6/25/36(1)                                     1,599,908    2,233,880
Trust 2006-50, Cl. KS, 23.124%, 6/25/36(1)                                     1,334,728    1,862,431
Trust 2006-50, Cl. SK, 23.124%, 6/25/36(1)                                       297,980      418,054
Trust 2007-42, Cl. A, 6%, 2/1/33                                               7,008,720    7,345,598
Trust 2007-79, Cl. FA, 0.744%, 8/25/37(1)                                      5,748,098    5,742,048
Trust 2009-114, Cl. AC, 2.50%, 12/1/23                                         2,823,097    2,895,960
Trust 2009-36, Cl. FA, 1.234%, 6/25/37(1)                                     27,862,967   28,210,878
Trust 2009-37, Cl. HA, 4%, 4/1/19                                              7,441,409    7,844,435

4 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   DECEMBER 30, 2011* (UNAUDITED)

                                                                              PRINCIPAL
                                                                               AMOUNT        VALUE
                                                                             -----------  -----------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2009-70, Cl. PA, 5%, 8/1/35                                            $18,162,174  $18,695,210
Trust 2010-37, Cl. NG, 4%, 1/1/28                                             18,279,815   18,857,941
Trust 2011-122, Cl. EC, 1.50%, 1/1/20                                         16,971,135   17,048,935
Trust 2011-15, Cl. DA, 4%, 3/1/41                                             13,701,210   14,502,647
Trust 2011-3, Cl. KA, 5%, 4/1/40                                               5,645,850    6,118,824
Federal National Mortgage Assn.,
   Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-63, Cl. SD, 34.955%, 12/18/31(5)                                    1,201,137      213,994
Trust 2001-68, Cl. SC, 25.991%, 11/25/31(5)                                    1,034,450      187,454
Trust 2001-81, Cl. S, 31.682%, 1/25/32(5)                                        799,464      158,097
Trust 2002-28, Cl. SA, 38.147%, 4/25/32(5)                                       718,392      133,178
Trust 2002-38, Cl. SO, 53.681%, 4/25/32(5)                                     1,075,313      196,006
Trust 2002-39, Cl. SD, 42.848%, 3/18/32(5)                                     1,153,848      231,044
Trust 2002-48, Cl. S, 34.259%, 7/25/32(5)                                      1,152,640      217,676
Trust 2002-52, Cl. SD, 41.24%, 9/25/32(5)                                        991,131      198,221
Trust 2002-52, Cl. SL, 36.209%, 9/25/32(5)                                       750,164      143,204
Trust 2002-53, Cl. SK, 41.378%, 4/25/32(5)                                       673,246      138,787
Trust 2002-56, Cl. SN, 36.256%, 7/25/32(5)                                     1,565,480      295,831
Trust 2002-60, Cl. SM, 37.263%, 8/25/32(5)                                     2,418,155      374,324
Trust 2002-77, Cl. IS, 48.443%, 12/18/32(5)                                    1,539,157      314,488
Trust 2002-77, Cl. SH, 41.685%, 12/18/32(5)                                    1,075,974      210,316
Trust 2002-9, Cl. MS, 33.274%, 3/25/32(5)                                      1,282,171      248,620
Trust 2003-33, Cl. IA, 6.534%, 5/25/33(5)                                        231,277       39,090
Trust 2003-33, Cl. SP, 40.274%, 5/25/33(5)                                     3,025,770      493,679
Trust 2003-38, Cl. SA, 30.878%, 3/25/23(5)                                     3,420,607      392,561
Trust 2003-4, Cl. S, 36.563%, 2/25/33(5)                                       1,732,055      304,419
Trust 2005-122, Cl. SD, 50.284%, 6/25/35(5)                                    9,193,731    1,362,941
Trust 2005-14, Cl. SE, 41.553%, 3/25/35(5)                                     9,357,153    1,357,520
Trust 2005-40, Cl. SA, 60.45%, 5/25/35(5)                                      3,778,916      672,916
Trust 2005-63, Cl. SA, 55.758%, 10/25/31(5)                                    3,900,399      701,046
Trust 2005-63, Cl. X, 37.637%, 10/25/31(5)                                        46,172        1,286
Trust 2005-71, Cl. SA, 61.197%, 8/25/25(5)                                     4,489,854      629,501
Trust 2006-51, Cl. SA, 48.239%, 6/25/36(5)                                    11,353,309    1,642,079
Trust 2006-60, Cl. DI, 38.842%, 4/25/35(5)                                     8,091,963    1,167,432
Trust 2007-77, Cl. SB, 56.307%, 12/25/31(5)                                    2,536,928      139,278
Trust 2008-55, Cl. SA, 0%, 7/25/38(5,6)                                          193,157       21,441
Trust 2009-85, Cl. IO, 11.596%, 10/1/24(5)                                     9,743,812      862,996
Trust 2011-48, Cl. IC, 18.746%, 5/1/13(5)                                     21,970,992      427,134
Trust 2011-84, Cl. IG, 4.869%, 8/1/13(5)                                      27,074,361      695,933
Trust 221, Cl. 2, 34.035%, 5/1/23(5)                                           1,865,885      341,506
Trust 254, Cl. 2, 30.948%, 1/1/24(5)                                           2,388,014      437,297
Trust 294, Cl. 2, 17.588%, 2/1/28(5)                                           2,654,028      437,814
Trust 301, Cl. 2, 2.16%, 4/1/29(5)                                             1,329,392      240,401
Trust 321, Cl. 2, 16.959%, 4/1/32(5)                                           7,485,099    1,353,196
Trust 324, Cl. 2, 0.774%, 7/1/32(5)                                            2,560,823      455,931
Trust 331, Cl. 10, 20.667%, 2/1/33(5)                                          3,352,618      641,484

5 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   DECEMBER 30, 2011* (UNAUDITED)

                                                                              PRINCIPAL
                                                                               AMOUNT         VALUE
                                                                             -----------  --------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 331, Cl. 4, 9.233%, 2/1/33(5)                                          $ 2,905,105  $      495,201
Trust 331, Cl. 5, 11.314%, 2/1/33(5)                                           4,196,791         708,946
Trust 331, Cl. 6, 4.202%, 2/1/33(5)                                            4,170,069         688,408
Trust 334, Cl. 10, 12.468%, 2/1/33(5)                                          1,686,552         282,375
Trust 339, Cl. 15, 13.799%, 7/1/33(5)                                          1,532,971         285,617
Trust 339, Cl. 7, 7.003%, 7/1/33(5)                                            3,294,751         469,744
Trust 351, Cl. 8, 1.824%, 4/1/34(5)                                            3,024,081         445,765
Trust 356, Cl. 10, 0%, 6/1/35(5,6)                                             2,480,988         361,525
Trust 356, Cl. 12, 1.589%, 2/1/35(5)                                           1,242,392         181,112
Trust 362, Cl. 13, 3.589%, 8/1/35(5)                                           3,368,260         540,194
Trust 364, Cl. 15, 4.793%, 9/1/35(5)                                           2,042,956         318,433
Federal National Mortgage Assn., Principal-Only Stripped
   Mtg.-Backed Security, Trust 327, Cl. 1, 10.313%, 9/1/32(7)                    617,027         584,755
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1999-3, Cl. IO, 19.87%, 10/15/29(5)                                    31,011,690         136,597
Series 2001-3, Cl. IO, 23.831%, 5/15/31(5)                                    13,651,768          97,408
Series 2002-2, Cl. IO, 19.64%, 1/15/32(5)                                     36,539,365         137,677
Series 2002-3, Cl. IO, 22.061%, 8/15/32(5)                                    51,108,420         431,278
Series 2003-1, Cl. IO, 17.135%, 11/15/32(5)                                   74,935,490         409,972
                                                                                          --------------
                                                                                           1,112,689,342
GNMA/GUARANTEED-1.0%
Government National Mortgage Assn.:
6.50%, 1/29/24                                                                   132,537         151,440
7%, 1/29/28-2/8/30                                                               847,572         989,826
7.50%, 6/29/28-8/29/28                                                           503,795         537,348
8%, 9/29/28                                                                       38,055          40,272
8.50%, 8/1/17-12/15/17                                                           387,990         438,071
9.50%, 9/29/17                                                                     1,978           2,087
10.50%, 12/29/17-1/29/21                                                          79,980          81,648
11%, 11/8/19                                                                      62,747          70,153
11.50%, 5/29/13-7/29/15                                                            9,495           9,563
13%, 9/29/14                                                                         463             467
Government National Mortgage Assn., Gtd. Real Estate Mtg.
   Investment Conduit Pass-Through
   Certificates, Series 1999-32, Cl. ZB, 8%, 9/16/29                           8,211,504       9,784,754
Government National Mortgage Assn., Interest-Only Stripped
   Mtg.-Backed Security:
Series 1998-19, Cl. SB, 69.962%, 7/16/28(5)                                    2,207,224         477,553
Series 1998-6, Cl. SA, 81.778%, 3/16/28(5)                                     1,290,363         273,728
Series 2001-21, Cl. SB, 91.291%, 1/16/27(5)                                    2,265,807         446,225
Series 2010-111, Cl. GI, 22.59%, 9/1/13(5)                                    86,028,394       2,305,871
Series 2010-147, Cl. LI, 19.627%, 11/1/13(5)                                  46,942,209       1,436,878
Series 2011-82, Cl. IG, 8.043%, 6/1/13(5)                                     22,720,056         498,910
                                                                                          --------------
                                                                                              17,544,794
OTHER AGENCY-4.2%
NCUA Guaranteed Notes Trust 2010-C1, Gtd. Nts.:
Series 2010-C1, Cl. A1, 1.60%, 10/29/20                                        4,310,396       4,368,694

6 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   DECEMBER 30, 2011* (UNAUDITED)

                                                                              PRINCIPAL
                                                                               AMOUNT        VALUE
                                                                             -----------  -----------
OTHER AGENCY CONTINUED
Series 2010-C1, Cl. A2, 2.90%, 10/29/20                                      $ 8,340,000  $ 8,817,853
Series 2010-C1, Cl. APT, 2.65%, 10/29/20                                       9,476,479    9,916,606
NCUA Guaranteed Notes Trust 2010-R1, Gtd. Nts., Series
   2010-R1, Cl. 1A, 0.724%, 10/7/20(1)                                         8,499,241    8,508,505
NCUA Guaranteed Notes Trust 2010-R3, Gtd. Nts.:
Series 2010-R3, Cl. 2A, 0.834%, 12/8/20(1)                                    24,072,295   24,170,029
Series 2010-R3, Cl. 3A, 2.40%, 12/8/20                                         6,550,207    6,652,587
NCUA Guaranteed Notes Trust, Asset-Backed Nts.,
   Series 2010-A1, Cl. A, 0.598%, 12/7/20(1)                                  12,718,353   12,755,363
                                                                                          -----------
                                                                                           75,189,637
NON-AGENCY-7.9%
COMMERCIAL-6.5%
Banc of America Commercial Mortgage, Inc.,
   Commercial Mtg. Pass-Through Certificates,
   Series 2007-3, Cl. A4, 5.622%, 6/1/49(1)                                    3,837,723    4,131,432
CFCRE Commercial Mortgage Trust, Commercial Mtg.
   Pass-Through Certificates,
   Series 2011-C1, Cl. A1, 1.871%, 4/1/44(2)                                   1,321,736    1,318,706
CHL Mortgage Pass-Through Trust 2003-J5,
   Mtg. Pass-Through Certificates,
   Series 2003-J5, Cl. 2A1, 5%, 7/1/18                                         2,753,508    2,823,569
Citigroup Commercial Mortgage Trust 2006-C4,
   Commercial Mtg. Pass-Through
   Certificates, Series 2006-C4, Cl. A3, 5.728%, 3/1/49(1)                     2,340,000    2,629,056
Deutsche Mortgage & Asset Receiving, Commercial
   Mtg. Pass-Through Certificates,
   Series 2010-C1, Cl. A1, 3.156%, 7/1/46(2)                                   5,885,772    6,059,891
Deutsche Mortgage & Asset Receiving,
   Commercial Mtg. Pass-Through Certificates, Interest-Only
   Stripped Mtg.-Backed Security,
   Series 2010-C1, Cl. XPA, 4.858%, 9/1/20(2,5)                               46,462,597    3,491,943
Greenwich Capital Commercial Funding Corp./Commercial
   Mortgage Trust 2007-GG11, Commercial Mtg. Pass-Through
   Certificates, Series 2007-GG11, Cl. A4, 5.736%, 12/1/49                     3,445,000    3,731,872
Greenwich Capital Commercial Funding Corp./Commercial
   Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through
   Certificates:
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39                                       5,242,765    5,274,418
Series 2007-GG9, Cl. AM, 5.475%, 3/1/39                                        4,925,000    4,644,016
GS Mortgage Securities Corp. II, Commercial Mtg.
   Obligations, Series 2006-GG8, Cl. A4, 5.56%, 11/1/39                        6,505,000    7,167,014
GS Mortgage Securities Trust 2007-GG10,
   Commercial Mtg. Pass-Through Certificates, Series 2007-
   GG10, Cl. A2, 5.778%, 8/1/45                                                7,115,570    7,236,425
GSR Mortgage Loan Trust 2005-AR4, Mtg.
   Pass-Through Certificates,
   Series 2005-AR4, Cl. 6A1, 5.25%, 7/1/35                                     3,777,024    3,484,802
Impac CMB Trust Series 2005-4,
   Collateralized Asset-Backed Bonds,
   Series 2005-4, Cl. 1A1A, 0.834%, 5/25/35(1)                                 4,950,010    3,370,549
JPMorgan Chase Commercial Mortgage
   Securities Corp., Commercial Mtg.
   Pass-Through Certificates:
Series 2010-C2, Cl. A2, 3.616%, 11/1/43(2)                                     7,185,000    7,479,269
Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49(3)                                  7,876,323    7,951,936
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                     5,580,391    5,533,248
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                      4,969,969    5,070,039

7 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   DECEMBER 30, 2011* (UNAUDITED)

                                                                              PRINCIPAL
                                                                               AMOUNT         VALUE
                                                                             -----------  ------------
COMMERCIAL CONTINUED
JPMorgan Chase Commercial Mortgage Securities
   Trust 2007-CB19, Commercial Mtg. Pass-Through
   Certificates, Series 2007-CB19, Cl. A2, 5.74%, 2/1/49(1)                  $ 1,224,995  $  1,233,906
JPMorgan Chase Commercial Mortgage Securities
   Trust 2007-LDP11, Commercial Mtg. Pass-Through
   Certificates, Series 2007-LDP11, Cl. ASB, 5.817%, 6/1/49(1)                 4,780,000     5,091,962
LB-UBS Commercial Mortgage Trust 2006-C4,
   Commercial Mtg. Pass-Through Certificates,
   Series 2006-C4, Cl. A2, 5.868%, 6/11/32                                     1,813,794     1,814,548
LB-UBS Commercial Mortgage Trust 2007-C6,
   Commercial Mtg. Pass-Through Certificates,
   Series 2007-C6, Cl. A4, 5.858%, 7/11/40                                     8,745,000     9,618,442
Mastr Alternative Loan Trust 2004-6, Mtg.
   Pass-Through Certificates, Series 2004-6,
   Cl. 10A1, 6%, 7/25/34                                                       3,953,258     4,057,990
Merrill Lynch Mortgage Trust 2005-MCP1,
   Commercial Mtg. Pass-Through Certificates,
   Series 2005-MCP1, Cl. A2, 4.556%, 6/1/43                                    1,116,339     1,125,751
Morgan Stanley Capital I Trust 2007-IQ15, Commercial Mtg.
   Pass-Through Certificates, Series 2007-IQ15,
   Cl. AM, 5.879%, 6/1/49(1)                                                   4,860,000     4,595,159
STARM Mortgage Loan Trust 2007-1, Mtg. Pass-Through
   Certificates, Series 2007-1, Cl. 2A1, 5.801%, 2/1/37(1)                     4,519,116     2,879,458
WFRBS Commercial Mortgage Trust 2011-C3,
   Interest-Only Commercial Mtg. Pass-Through
   Certificates, Series 2011-C3,
   Cl. XA, 7.82%, 3/1/44(5)                                                   51,212,861     4,549,162
                                                                                          ------------
                                                                                           116,364,563
MULTIFAMILY-0.1%
CHL Mortgage Pass-Through Trust 2005-6,
   Mtg. Pass-Through Certificates, Series 2005-6, Cl. 2A1, 5.50%, 4/1/35       1,817,569     1,631,265
OTHER-0.4%
Greenwich Capital Commercial Funding Corp./Commercial
   Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through
   Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39                       6,000,000     6,518,979
RESIDENTIAL-0.9%
Merrill Lynch Mortgage Investors Trust 2006-3,
   Mtg. Pass-Through Certificates, Series
   MLCC 2006-3, Cl. 2A1, 2.375%, 10/25/36(1)                                   3,544,865     3,198,685
Merrill Lynch Mortgage Loans, Inc., Mtg. Pass-Through
   Certificates, Series 2005-A1, Cl. 2A1, 2.603%, 12/25/34(1)                  2,345,235     2,245,619
RALI Series 2006-QS13 Trust, Mtg.
   Asset-Backed Pass-Through Certificates:
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                           205,648       116,748
Series 2006-QS13, Cl. 1A5, 6%, 9/25/36                                         6,298,017     3,575,428
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed
   Pass-Through Certificates, Series 2007-QS6,
   Cl. A28, 5.75%, 4/25/37                                                     2,940,690     1,724,401
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg.
   Pass-Through Certificates, Series 2004-R,
   Cl. 2A1, 2.625%, 9/1/34(1)                                                  1,211,577     1,154,932

8 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   DECEMBER 30, 2011* (UNAUDITED)

                                                                               PRINCIPAL
                                                                                AMOUNT         VALUE
                                                                             ------------  -------------
RESIDENTIAL CONTINUED
Wells Fargo Mortgage-Backed Securities 2005-9 Trust, Mtg.
   Pass-Through Certificates, Series 2005-9,
   Cl. 2A6, 5.25%, 10/25/35                                                  $  4,470,943  $    4,300,502
                                                                                           --------------
                                                                                               16,316,315
                                                                                           --------------
Total Mortgage-Backed Obligations (Cost $1,306,463,438)                                     1,346,254,895
U.S. GOVERNMENT OBLIGATIONS-28.4%
Federal Home Loan Mortgage Corp. Nts.:
0.625%, 12/29/14                                                              116,576,000     116,576,933
2%, 8/25/16                                                                     7,865,000       8,191,264
2.50%, 5/27/16                                                                 11,170,000      11,847,181
5%, 2/16/17                                                                    21,625,000      25,566,070
5.25%, 4/18/16                                                                 22,385,000      26,406,286
5.50%, 7/18/16                                                                 12,740,000      15,214,376
Federal National Mortgage Assn. Nts.:
0.75%, 12/19/14                                                                97,536,000      97,909,953
0.875%, 8/28/14                                                                18,387,000      18,492,100
2.375%, 4/11/16                                                                20,095,000      21,261,736
4.375%, 10/15/15                                                               26,912,000      30,443,393
4.875%, 12/15/16                                                                9,801,000      11,562,416
5%, 3/15/16                                                                    13,165,000      15,362,199
5.375%, 7/15/16-6/12/17                                                        21,768,000      26,211,584
U.S. Treasury Bills:
0%, 1/5/12(8)                                                                  30,000,000      30,000,000
0.001%, 2/2/12                                                                 14,000,000      13,999,988
U.S. Treasury Nts., 1.125%, 1/15/12                                            35,000,000      35,017,780
                                                                                           --------------
Total U.S. Government Obligations (Cost $493,183,503)                                         504,063,259
SHORT-TERM NOTES-18.2%
Federal Home Loan Bank:
0.001%, 1/4/12                                                                 20,000,000      19,999,998
0.001%, 1/6/12                                                                 50,000,000      49,999,993
0.001%, 1/13/12                                                                 9,000,000       8,999,997
0.001%, 1/25/12                                                                40,000,000      39,999,973
Federal Home Loan Mortgage Corp.:
0.001%, 1/9/12                                                                  3,357,000       3,356,999
0.001%, 1/13/12                                                                44,375,000      44,374,985
0.01%, 1/30/12                                                                  2,872,000       2,871,988
Federal National Mortgage Assn.:
0.001%, 1/11/12                                                                 3,000,000       2,999,996
0.001%, 1/25/12                                                                 5,000,000       4,999,997
0.01%, 1/17/12                                                                146,300,000     146,299,671
                                                                                           --------------
Total Short-Term Notes (Cost $323,903,613)                                                    323,903,597

                                                    EXPIRATION   STRIKE
                                                       DATE      PRICE         CONTRACTS
--------------------------------------------------  ----------  -------        ---------  --------------
OPTIONS PURCHASED-0.0%
Euro (EUR) 90 Day Futures, 3/19/12 Put(9)              1/16/12  $ 99.25           95               1,781
Euro (EUR) 90 Day Futures, 3/19/12 Put(9)              2/13/12    99.25           95               6,531

9 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   DECEMBER 30, 2011* (UNAUDITED)

                                                    EXPIRATION   STRIKE
                                                       DATE      PRICE         CONTRACTS      VALUE
--------------------------------------------------  ----------  -------        ---------  --------------
U.S. Treasury Nts. Futures, 10 yr., 3/21/12 Put(9)     1/30/12  $125.00          247             $ 3,859
U.S. Treasury Nts. Futures, 10 yr., 3/21/12 Put(9)     1/30/12   125.50          100               1,563
U.S. Treasury Nts. Futures, 10 yr., 3/21/12 Put(9)     1/30/12   127.50            8                 500
U.S. Treasury Nts. Futures, 10 yr., 3/21/12 Put(9)     1/30/12   128.00          352              33,000
U.S. Treasury Nts. Futures, 10 yr., 3/21/12 Put(9)     1/30/12   128.50           61               7,625
U.S. Treasury Nts. Futures, 10 yr., 3/21/12 Put(9)     1/30/12   129.50           31               8,234
U.S. Treasury Nts. Futures, 10 yr., 3/21/12 Put(9)     2/27/12   123.50           47               2,938
U.S. Treasury Nts. Futures, 10 yr., 3/21/12 Put(9)     2/27/12   125.50           47               5,141
U.S. Treasury Nts. Futures, 10 yr., 3/21/12 Put(9)     2/27/12   126.50            5                 781
                                                                                          --------------
Total Options Purchased (Cost $163,429)                                                           71,953
TOTAL INVESTMENTS, AT VALUE (COST $2,156,268,855)                        124.1%            2,204,118,968
                                                                         -----            --------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                    (24.1)             (428,447,525)
                                                                         -----            --------------
NET ASSETS                                                               100.0%           $1,775,671,443
                                                                         =====            ==============

Footnotes to Statement of Investments

* December 30, 2011 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $28,500,374 or 1.61% of the Fund's net assets as of December 30, 2011.

3. Restricted security. The aggregate value of restricted securities as of December 30, 2011 was $9,868,483, which represents 0.56% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                      UNREALIZED
                                                             ACQUISITION                             APPRECIATION
SECURITY                                                        DATES          COST       VALUE     (DEPRECIATION)
----------------------------------------------------------  --------------  ----------  ----------  ---------------
JPMorgan Chase Commercial Mortgage Securities Corp.,
   Commercial Mtg. Pass-Through Certificates, Series 2007-
   LDPX, Cl. A2S2, 5.187%, 1/1/49                                  7/14/10  $7,777,869  $7,951,936  $      174,067
Santander Drive Auto Receivables Trust 2011-S1A,
   Automobile Receivables Nts., Series 2011-S1A, Cl. D,
   3.10%, 5/15/17                                           2/4/11-10/4/11   1,933,675   1,916,547         (17,128)
                                                                            ----------  ----------  --------------
                                                                            $9,711,544  $9,868,483  $      156,939
                                                                            ==========  ==========  ==============

4. When-issued security or delayed delivery to be delivered and settled after December 30, 2011. See accompanying Notes.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans or other receivables. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage or asset-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $45,100,471 or 2.54% of the Fund's net assets as of December 30, 2011.

6. The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

10 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   DECEMBER 30, 2011* (UNAUDITED)

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $3,806,413 or 0.21% of the Fund's net assets as of December 30, 2011.

8. All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $2,389,204. See accompanying Notes.

9. Non-income producing security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of December 30, 2011 based on valuation input level:

                                                                 LEVEL 2-           LEVEL 3-
                                            LEVEL 1-        OTHER SIGNIFICANT      SIGNIFICANT
                                           UNADJUSTED           OBSERVABLE        UNOBSERVABLE
                                          QUOTED PRICES           INPUTS             INPUTS             VALUE
-------------------------------------    ---------------    ------------------    -------------    ---------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Asset-Backed Securities                  $            -     $       29,825,264    $           -    $   29,825,264
Mortgage-Backed Obligations                           -          1,346,254,895                -     1,346,254,895
U.S. Government Obligations                           -            504,063,259                -       504,063,259
Short-Term Notes                                      -            323,903,597                -       323,903,597
Options Purchased                                71,953                      -                -            71,953
                                         --------------     ------------------    -------------    --------------
Total Investments, at Value                      71,953          2,204,047,015                -     2,204,118,968
OTHER FINANCIAL INSTRUMENTS:
Futures margins                                 178,925                      -                -           178,925
                                         --------------     ------------------    -------------    --------------
Total Assets                             $      250,878     $    2,204,047,015    $           -    $2,204,297,893
                                         --------------     ------------------    -------------    --------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Futures margins                          $     (476,609)    $                -    $           -    $     (476,609)
Appreciated options written, at value           (46,721)                     -                -           (46,721)
                                         --------------     ------------------    -------------    --------------
Total Liabilities                        $     (523,330)    $                -    $           -    $     (523,330)
                                         --------------     ------------------    -------------    --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

11 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   DECEMBER 30, 2011* (UNAUDITED)

FUTURES CONTRACTS AS OF DECEMBER 30, 2011 ARE AS FOLLOWS:

                                                                             UNREALIZED
                                      NUMBER OF  EXPIRATION                 APPRECIATION
CONTRACT DESCRIPTION        BUY/SELL  CONTRACTS     DATE        VALUE      (DEPRECIATION)
--------------------------  --------  ---------  ----------  ------------  ---------------
U.S. Long Bonds             Buy             186     3/21/12  $ 26,935,125  $      321,371
U.S. Treasury Nts., 2 yr.   Buy           1,684     3/30/12   371,400,939         142,364
U.S. Treasury Nts., 5 yr.   Sell            793     3/30/12    97,743,446        (388,418)
U.S. Treasury Nts., 10 yr.  Sell          1,210     3/21/12   158,661,250      (1,599,322)
U.S. Treasury Ultra Bonds   Buy               4     3/21/12       640,750           3,697
                                                                           --------------
                                                                           $   (1,520,308)
                                                                           ==============

WRITTEN OPTIONS AS OF DECEMBER 30, 2011 ARE AS FOLLOWS:

                                                    NUMBER OF  EXERCISE   EXPIRATION  PREMIUMS               UNREALIZED
DESCRIPTION                                   TYPE  CONTRACTS    PRICE       DATE     RECEIVED     VALUE    APPRECIATION
--------------------------------------------  ----  ---------  ---------  ----------  ---------  ---------  -------------
Euro (EUR) 90 Day Futures, 3/19/12            Put         190  $  98.625     2/13/12  $   9,281  $ (1,188)  $       8,093
U.S. Treasury Nts. Futures, 10 yr.,  3/21/12  Put         498    126.000     1/30/12     35,938   (15,563)         20,375
U.S. Treasury Nts. Futures, 10 yr.,  3/21/12  Put         322    126.500     1/30/12     23,978   (10,063)         13,915
U.S. Treasury Nts. Futures, 10 yr.,  3/21/12  Put         244    127.000     1/30/12     14,913   (11,438)          3,475
U.S. Treasury Nts. Futures, 10 yr.,  3/21/12  Put          94    124.500     2/27/12     19,011    (7,344)         11,667
U.S. Treasury Nts. Futures, 10 yr.,  3/21/12  Put           9    126.000     2/27/12      3,925    (1,125)          2,800
                                                                                      ---------  --------   -------------
                                                                                      $ 107,046  $(46,721)  $      60,325
                                                                                      =========  ========   =============

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since December 30, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

12 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   DECEMBER 30, 2011* (UNAUDITED)

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 30, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                        WHEN-ISSUED OR
                       DELAYED DELIVERY
                      BASIS TRANSACTIONS
                      -------------------
Purchased securities  $       452,742,339
Sold securities                17,773,153

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the

13 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   DECEMBER 30, 2011* (UNAUDITED)

forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

14 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   DECEMBER 30, 2011* (UNAUDITED)

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and
Liabilities in the annual and semiannual reports.   The net change in unrealized
appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

15 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   DECEMBER 30, 2011* (UNAUDITED)

During the period ended December 30, 2011, the Fund had an ending monthly average market value of $458,150,200 and $278,656,236 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased call options on treasury futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on treasury futures to decrease exposure to interest rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on treasury and/or euro futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on treasury and/or euro futures to decrease exposure to interest rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended December 30, 2011, the Fund had an ending monthly average market value of $21,543 and $36,035 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on treasury futures to increase exposure to interest rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on treasury futures to decrease exposure to interest rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has written put options on treasury and/or euro futures to increase exposure to interest rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

During the period ended December 30, 2011, the Fund had an ending monthly average market value of $17,227 and $27,164 on written call options and written put options, respectively.

16 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   DECEMBER 30, 2011* (UNAUDITED)

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the period ended December 30, 2011 was as follows:

                                  CALL OPTIONS                  PUT OPTIONS
                           --------------------------    -------------------------
                            NUMBER OF     AMOUNT OF       NUMBER OF     AMOUNT OF
                            CONTRACTS      PREMIUMS       CONTRACTS     PREMIUMS
                           ----------  --------------    ----------  -------------
Options outstanding as of
September 30, 2011                 -   $           -           130   $     22,164
Options written                3,617         505,416         3,549        266,260
Options closed or expired     (3,617)       (505,416)       (2,322)      (181,378)
                           ---------   -------------     ---------   ------------
Options outstanding as of
December 30, 2011                  -   $           -         1,357   $    107,046
                           =========   =============     =========   ============



RESTRICTED SECURITIES:

As of December 30, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities         $     2,156,683,608
Federal tax cost of other investments          143,985,380
                                       -------------------
Total federal tax cost                 $     2,300,668,988
                                       ===================
Gross unrealized appreciation          $        62,328,490
Gross unrealized depreciation                  (16,353,113)
                                       -------------------
Net unrealized appreciation            $        45,975,377
                                       ===================

17 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Government Fund

By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 2/9/2012


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ William F. Glavin, Jr.
     ---------------------------------
     William F. Glavin, Jr.
     Principal Executive Officer

Date: 2/9/2012

By:  /s/ Brian W. Wixted
     ---------------------------------
     Brian W. Wixted
     Principal Financial Officer

Date: 2/9/2012